ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Payables and Accruals [Abstract]
Accounts payable	$ 14,566,593	$ 13,944,914
Accrued liabilities	2,765,373	2,155,928
Total accounts payable and accrued expenses	$ 17,331,966	$ 16,100,842